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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Government Money Market

Portfolio of Investments - December 31, 2008 (unaudited)

	Principal Amount	Amortized Value

US GOVERNMENT AGENCY OBLIGATIONS: 95.7% of Net Assets

Federal Home Loan Bank, 1.73%, 01/30/09	$1,000,000	$998,602
Federal Home Loan Bank, 0.17%, 02/04/09	1,000,000	999,839
Federal Home Loan Bank, 0.75%, 02/10/09	750,000	749,375
Federal Home Loan Bank, 2.75%, 03/06/09	1,000,000	995,099
Federal Home Loan Bank, 0.20%, 03/24/09	1,000,000	999,544
Federal Home Loan Bank, 0.29%, 04/24/09	1,000,000	999,074
Freddie Mac, 2.50%, 01/05/09	1,750,000	1,749,521
Freddie Mac, 2.60%, 02/18/09	1,000,000	996,524
Freddie Mac, 0.10%, 03/04/09	1,000,000	999,828
Freddie Mac, 0.90%, 03/11/09	1,250,000	1,247,843
Freddie Mac, 1.00%, 03/25/09	750,000	748,270
Freddie Mac, 0.70%, 03/30/09	750,000	748,716
Freddie Mac, 1.40%, 04/09/09	1,000,000	996,186
Freddie Mac, 1.00%, 04/14/09	1,000,000	997,138
Freddie Mac, 1.15%, 04/21/09	750,000	747,363
Freddie Mac, 0.29%, 04/22/09	750,000	749,329
Freddie Mac, 1.07%, 05/06/09	1,000,000	996,283
Freddie Mac, 0.45%, 05/28/09	1,000,000	998,162
Fannie Mae, 2.24%, 01/07/09	1,540,000	1,539,424
Fannie Mae, 2.35%, 01/08/09	750,000	749,656
Fannie Mae, 2.00%, 01/14/09	1,000,000	999,274
Fannie Mae, 1.75%, 01/20/09	1,000,000	999,071
Fannie Mae, 1.65%, 01/26/09	750,000	749,139
Fannie Mae, 2.85%, 01/28/09	750,000	748,391
Fannie Mae, 2.50%, 02/02/09	1,000,000	997,773
Fannie Mae, 2.58%, 02/23/09	1,000,000	996,188
Fannie Mae, 2.81%, 02/27/09	500,000	497,767
Fannie Mae, 1.95%, 03/02/09	1,000,000	996,745
Fannie Mae, 0.20%, 03/16/09	1,000,000	999,589
Fannie Mae, 1.00%, 04/29/09	750,000	747,541
Fannie Mae, 0.42%, 05/19/09	750,000	748,792

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,486,046)		$29,486,046

REPURCHASE AGREEMENT: 4.3% of Net Assets
With U.S. Bank National Association issued 12/31/08 at 0.01%, due
1/02/09, collateralized by $1,375,449 in Freddie Mac MBS #E99430
due 9/1/18. Proceeds at maturity are $1,348,412 (Cost $1,348,411)		1,348,411

TOTAL INVESTMENTS: (Cost $30,834,457)		$30,834,457

LIABILITIES LESS CASH AND RECEIVABLES: 0% of Net Assets		(13,640)

NET ASSETS: 100%		$30,820,817

CAPITAL SHARES OUTSTANDING		30,820,096

NET ASSET VALUE PER SHARE		1.00

Valuation Measurements: Various inputs are used in determining the value of the fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

  Level 1: Quoted prices in active markets for identical securities
  Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3: Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's assets as of December 31, 2008 (unaudited):

Investments in Securities
Valuation Inputs
Level 1: Quoted prices	$ --
Level 2: Other significant observable inputs	$30,834,457
Level 3: Significant unobservable inputs	$ --
Total	$30,834,457

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  February 20, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 20, 2009